SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2019
SUBSEQUENT EVENTS
27.	SUBSEQUENT EVENTS

(1)
In December 2019, the Company granted 541,132 nonvested shares to executive directors, officers and employees. These nonvested shares are subject to one
-year
vesting period.

The Company
is in the process of assessing the accounting impact of this transaction.

(2)
In January 2020, the Company granted 393,556 nonvested shares to the
Co-CFOs.
These nonvested shares are subject to
one-year
vesting period. The Company is in the process of assessing the accounting impact of this transaction.

(3)
In January 2020, the Group entered into an investment agreement with a professional training services provider, to acquire 20% of its equity interest for a consideration of RMB10.0 million (US$1,399). The Group is in the process of assessing the accounting impact of this transaction.